UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22737

Teal Leaf Management Investment Trust

(Exact name of registrant as specified in charter)

60 East 42nd Street, Suite 901

New York, NY 10165

(Address of principal executive offices)

       (Zip code)

CT Corporation System

Corporation Trust Center

13 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-871-5700

Date of fiscal year end: January 31

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tealeaf Long/Short Deep Value Fund Class A

CUTERA, INC.

Ticker Symbol:CUTR	Cusip Number:232109-108
Record Date: 4/22/2013	Meeting Date: 6/19/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) W. MARK LORTZ 2) GREGORY BARRETT 3) JERRY P. WIDMAN	For	Issuer	For	With
2	RATIFICATION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	For	Issuer	For	With
3	APPROVAL OF THE AMENDED AND RESTATED 2004 EQUITY INCENTIVE PLAN.	For	Issuer	For	With
4	A NON-BINDING ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.	For	Issuer	For	With

DOT HILL SYSTEMS CORP

Ticker Symbol:HILL	Cusip Number:25848T109
Record Date: 3/25/2013	Meeting Date: 5/6/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect the three nominees for director named herein to hold office until the 2016 Annual Meeting of Stockholders.	For	Issuer	For	With
2	To approve, on an advisory basis, the compensation of the Company's named executive officers, as disclosed in this proxy statement.	For	Issuer	For	With
3	To ratify the selection by the Audit Committee of our Board of Directors of Deloitte & Touche LLP, as independent registered public accounting firm of the Company for its fiscal year ending December 31, 2013.	For	Issuer	For	With

FORMFACTOR, INC.

Ticker Symbol:FORM	Cusip Number:3463751087
Record Date: 3/28/2013	Meeting Date: 5/22/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of two Class I directors to our Board of Directors, each to serve on our Board of Directors for a term of three years or until his successor has been elected and qualified or until his earlier death, resignation or removal. The director nominees are: Lothar Maier, and Michael Zellner.	For	Issuer	For	With
2	Advisory approval of the company's executive compensation	For	Issuer	For	With
3	Ratification of the selection of KPMG LLP as FormFactor's independent registered public accounting firm for fiscal year 2013;	For	Issuer	For	With
4	For	Issuer	For	With

HYDROGENICS CORPORATION

Ticker Symbol:HYGS	Cusip Number:448883207
Record Date: 4/1/2013	Meeting Date: 5/8/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	THE REAPPOINTMENT OF PRICEWATERHOUSE COOPERS LLP AS AUDITORS OF THE COMPANY AND THE AUTHORIZATION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO FIX THEIR REMUNERATION	For	Issuer	For	With
2	DIRECTORS: 1) DOUGLAS S. ALEXANDER, 2) MICHAEL CARDIFF, 3)JOSEPH CARGNELLI, 4)HENRY J. GNACKE, 5)DONALD LOWRY 6)NORMAN SEAGRAM 7)DARYL WILSON	For	Issuer	For	With

PRGX GLOBAL INC

Ticker Symbol:PRGX	Cusip Number:69357C503
Record Date: 4/17/2013	Meeting Date: 6/18/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) PATRICK G. DILLS* 2) MYLLE H. MANGUM* 3) RONALD E. STEWART* 4) JOSEPH E. WHITTERS#	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF BDO USA, LLP AS PRGX'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	REAPPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE 2008 EQUITY INCENTIVE PLAN.	For	Issuer	For	With

QUALITY SYSTEMS INC

Ticker Symbol:QSII	Cusip Number:747582-104
Record Date: 8/15/2013	Meeting Date: 6/17/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) STEVEN T. PLOCHOCKI 2) CRAIG A. BARBAROSH 3) GEORGE H. BRISTOL 4) JAMES C. MALONE 5) PETER M. NEUPERT 6) MORRIS PANNER 7) D. RUSSELL PFLUEGER 8) SHELDON RAZIN 9) LANCE E. ROSENZWEIG	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING MARCH 31, 2014.	For	Issuer	For	With

* Management Recommended Vote
Tealeaf Long/Short Deep Value Fund Class C

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tea Leaf Management Investment Trust

By /s/Adam M. Hutt

* Adam M. Hutt

President and Principal Executive Officer

By /s/David Hanover

* David Hanover

Treasurer and Principal Financial Officer

Date: August 13, 2013

*Print the name and title of each signing officer under his or her signature.